Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	99.59%	100.72%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	13.15%	12.54%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	5.34%	2.23%